Related-party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans			€ 8,162	€ 7,530	€ 5,568
Share-based payment expenses	€ (82,005)	€ (121,932)	(291,837)	(7,100)	0
Contract assets with related party	0		1,226	41
Contract liabilities with related party	(5,953)		(21,192)	(7,278)
Other current receivables from related party			232	95
Madeleine Charging B.V [Member]
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	1,741	4,247	8,162	7,530	5,568
Management fee	12	13	0	25	25
Reimbursement of advisory fees	280	840	1,868	1,400	0
Reimbursement of marketing expenses	0	1,071	0	1,568	0
Share-based payment expenses	74,001	121,932	291,837	7,100	0
Shareholder loans			(100,193)	(92,031)
Current receivables/(payable) from related party			106	31
Trade payable to related party			(140)	0
Opera Charging B.V [Member]
Disclosure of transactions between related parties [line items]
Current receivables/(payable) from related party			37	8
MegaE Group [Member]
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	1,474	4,940	23,974	10,702	8,739
Trade receivables from related party			26,449	18,648
Trade payable to related party			(1,599)	(23)
Contract assets with related party			277	0
Contract liabilities with related party			(2,291)	(4,449)
Other current receivables from related party			3	3
EV Cars [Member]
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	18,344	0	24,566	0	€ 0
Contract assets with related party			237	0
Contract liabilities with related party			(17,997)	0
Meridiam EM [Member]
Disclosure of transactions between related parties [line items]
Purchase option derivative			€ 27,200	€ 0
Voltalis [Member]
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	€ 290	€ 0